Restructuring and Other Charges - Restructuring Charges By Plan (Details) - Global Realigment Plan $ in Thousands	Dec. 31, 2014 USD ($)
Restructuring Cost and Reserve [Line Items]
Costs incurred to date	$ 84,128
North America
Restructuring Cost and Reserve [Line Items]
Costs incurred to date	63,701
Latin America
Restructuring Cost and Reserve [Line Items]
Costs incurred to date	14,719
Asia Pacific
Restructuring Cost and Reserve [Line Items]
Costs incurred to date	3,299
EMEA
Restructuring Cost and Reserve [Line Items]
Costs incurred to date	2,409
Severance
Restructuring Cost and Reserve [Line Items]
Costs incurred to date	80,644
Severance | North America
Restructuring Cost and Reserve [Line Items]
Costs incurred to date	61,713
Severance | Latin America
Restructuring Cost and Reserve [Line Items]
Costs incurred to date	14,719
Severance | Asia Pacific
Restructuring Cost and Reserve [Line Items]
Costs incurred to date	2,746
Severance | EMEA
Restructuring Cost and Reserve [Line Items]
Costs incurred to date	1,466
Other
Restructuring Cost and Reserve [Line Items]
Costs incurred to date	3,484
Other | North America
Restructuring Cost and Reserve [Line Items]
Costs incurred to date	1,988
Other | Latin America
Restructuring Cost and Reserve [Line Items]
Costs incurred to date	0
Other | Asia Pacific
Restructuring Cost and Reserve [Line Items]
Costs incurred to date	553
Other | EMEA
Restructuring Cost and Reserve [Line Items]
Costs incurred to date	$ 943